SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Deferred income from customers		$ 58,457
Deferred income from government	3,958	5,233
Deferred Income	$ 3,958	$ 63,690